Note 10 - Long-term Debt - Schedule of Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2025	May 06, 2025	Dec. 31, 2024
Long-term debt	$ 1,522,979		$ 1,709,236
Other financing arrangements	193,632		584,632
Debt Issuance Costs, Gross	(8,141)		(11,396)
Long-Term Debt	1,514,838		1,697,840
Long-term Debt, Gross, Current Maturities	(270,754)		(290,882)
Debt Issuance Costs, Current, Net	2,623		3,522
Long-Term Debt, Excluding Current Maturities	1,246,707	$ 171,910	1,410,480
Loans Payable [Member]
Long-term debt	1,329,347		1,124,604
Loans Payable [Member] | Ainsley Maritime Co. and Ambrose Maritime Co. Loan Agreement [Member]
Long-term debt	99,107		109,821
Loans Payable [Member] | Hyde Maritime Co. and Skerrett Maritime Co. Loan Agreement [Member]
Long-term debt	93,288		104,596
Loans Payable [Member] | Kemp Maritime Co. Loan Agreement [Member]
Long-term debt	47,125		52,825
Loans Payable [Member] | Achilleas Maritime Corporation et al. [Member]
Long-term debt	18,414		33,492
Loans Payable [Member] | Costamare Inc. 1 [Member]
Long-term debt	20,750		27,750
Loans Payable [Member] | Benedict Maritime Co. [Member]
Long-term debt	212,667		294,762
Loans Payable [Member] | Reddick Shipping Co. and Verandi Shipping Co. 3 [Member]
Long-term debt	9,000		21,000
Loans Payable [Member] | Quentin Shipping Co. and Sander Shipping Co. 2 [Member]
Long-term debt	53,875		64,250
Loans Payable [Member] | Bastian Shipping Co. et al [Member]
Long-term debt	146,400		199,390
Loans Payable [Member] | NML Loan Agreement [Member]
Long-term debt	0		0
Loans Payable [Member] | Kalamata Shipping Corporation et al [Member]
Long-term debt	44,000		54,000
Loans Payable [Member] | Capetanissa Maritime Corporation et al. [Member]
Long-term debt	15,417		18,917
Loans Payable [Member] | N M L Loan 2 [Member]
Long-term debt	20,250		23,250
Loans Payable [Member] | N M L Loan 3 [Member]
Long-term debt	7,150		8,190
Loans Payable [Member] | NML Loan 4 [Member]
Long-term debt	9,648		11,628
Loans Payable [Member] | N M L Loan 5 [Member]
Long-term debt	3,952		4,942
Loans Payable [Member] | N M L Loan 6 [Member]
Long-term debt	4,574		5,510
Loans Payable [Member] | N M L Loan 7 [Member]
Long-term debt	8,531		9,581
Loans Payable [Member] | N M L Loan 8 [Member]
Long-term debt	9,792		11,196
Loans Payable [Member] | N M L Loan 9 [Member]
Long-term debt	8,934		10,900
Loans Payable [Member] | N M L Loan 10 [Member]
Long-term debt	0		21,392
Loans Payable [Member] | N M L Loan 11 [Member]
Long-term debt	0		16,485
Loans Payable [Member] | N M L Loan 12 [Member]
Long-term debt	5,030		5,910
Loans Payable [Member] | N M L Loan 13 [Member]
Long-term debt	0		5,302
Loans Payable [Member] | NML Loan 14 [Member]
Long-term debt	3,545		4,385
Loans Payable [Member] | N M L Loan 15 [Member]
Long-term debt	4,617		5,130
Loans Payable [Member] | N M L Loan 16 [Member]
Long-term debt	10,917		0
Loans Payable [Member] | N M L Loan 17 [Member]
Long-term debt	0		0
Loans Payable [Member] | Sykes Maritime Co. [Member]
Long-term debt	22,323		0
Loans Payable [Member] | N M L Loan 18 [Member]
Long-term debt	78,041		0
Loans Payable [Member] | Beardmore Maritime Co. [Member]
Long-term debt	120,000		0
Loans Payable [Member] | Bertrand Maritime Co. [Member]
Long-term debt	241,571		0
Loans Payable [Member] | N M L Loan 19 [Member]
Long-term debt	10,429		0
Unsecured Debt [Member]
Long-term debt	$ 0		$ 0